Capital Reserve - Additional Information (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Percentage of capital reserve used to increase the capital limit	10.00%
Distribution of capital reserve		$ 3,116,361
Distribution of capital reserve, per share		$ 1.0